Condensed Consolidated Balance Sheets (unaudited) - USD ($)	Jul. 31, 2016	Jan. 31, 2016
Current assets:
Cash and cash equivalents	$ 436,000	$ 4,039,000
Accounts receivable, net	1,000	7,000
Inventories	112,000	100,000
Prepaid expenses and other current assets	475,000	285,000
Total current assets	1,024,000	4,431,000
Property and equipment, net	204,000	216,000
Intangible assets, net	104,000	119,000
Other assets	50,000	50,000
Restricted cash		35,000
Total assets	1,382,000	4,851,000
Current liabilities:
Accounts payable	3,416,000	1,777,000
Accrued expenses and other current liabilities	998,000	795,000
Related party payables	104,000	225,000
Total current liabilities	4,518,000	2,797,000
Commitments and contingencies (Note 6)
Stockholders' equity (deficit)
Common stock, $0.001 par value; 90,000,000 shares authorized; 28,881,351 and 25,208,684 shares issued and outstanding at July 31, 2016 and January 31, 2016, respectively	29,000	25,000
Additional paid in capital	32,562,000	28,261,000
Accumulated equity deficit	(35,727,000)	(26,232,000)
Total stockholders' equity (deficit)	(3,136,000)	2,054,000
Total liabilities, convertible redeemable preferred stock and stockholders' equity (deficit)	1,382,000	4,851,000
Series A Convertible Redeemable Preferred Stock
Current liabilities:
Series A convertible redeemable preferred stock, $0.001 par value; 10,000,000 shares authorized; none outstanding